Trade and Other Receivables - Details of Trade and Other Receivables (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Gross and carrying amounts of accounts receivable other [member]
Disclosure of financial assets [line items]
Financial instruments classified as FVTPL	₩ 223,761	₩ 273,945